Inventories - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories [line items]
Reversals of inventory write-downs	₩ 0	₩ 0
Cost of goods sold [member]
Inventories [line items]
Inventories recognized as operating expenses	₩ 1,417,339	₩ 1,385,016	₩ 1,498,249